UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue
         39th Floor
         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert A. Nisi
Title:     Chief Operating Officer, Partner
Phone:     212-380-5820

Signature, Place, and Date of Signing:

     Robert A. Nisi     New York, NY     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $183,290 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHER DANIELS MIDLAND CO      COM              039483102      367    10000 SH       SOLE                    10000        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102      468     9203 SH       SOLE                     9203        0        0
ATLANTIC TELE NETWORK INC      COM NEW          049079205     2537    97100 SH       SOLE                    97100        0        0
B&H OCEAN CARRIERS LTD         COM              055090104     8532   470073 SH       SOLE                   470073        0        0
BARRICK GOLD CORP              COM              067901108      286    10000 SH       SOLE                    10000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     8703   286000 SH       SOLE                   286000        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107      279   100000 SH       SOLE                   100000        0        0
CLEARWIRE CORP                 CL A             185385309     6829   333600 SH       SOLE                   333600        0        0
DADE BEHRING HLDGS INC         COM              23342J206    48126  1097513 SH       SOLE                  1097513        0        0
DOLLAR GEN CORP                COM              256669102    33681  1592500 SH       SOLE                  1592500        0        0
GASTAR EXPL LTD                COM              367299104     1179   529517 SH       SOLE                   529517        0        0
HARRAHS ENTMT INC              COM              413619107    11046   130800 SH       SOLE                   130800        0        0
HOME DEPOT INC                 COM              437076102      367    10000 SH       SOLE                    10000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       61    10000 SH       SOLE                    10000        0        0
LOWES COS INC                  COM              548661107      315    10000 SH       SOLE                    10000        0        0
M D C HLDGS INC                COM              552676108     9864   205200 SH       SOLE                   205200        0        0
MASSEY ENERGY CORP             COM              576206106      252    10500 SH       SOLE                    10500        0        0
NEWMONT MINING CORP            COM              651639106      420    10000 SH       SOLE                    10000        0        0
NORFOLK SOUTHERN CORP          COM              655844108      506    10000 SH       SOLE                    10000        0        0
NTELOS HLDGS CORP              COM              67020Q107    12397   645000 SH       SOLE                   645000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      493    10000 SH       SOLE                    10000        0        0
PEABODY ENERGY CORP            COM              704549104      256     6360 SH       SOLE                     6360        0        0
PINNACLE ENTMT INC             COM              723456109      581    20000 SH       SOLE                    20000        0        0
RANDGOLD RES LTD               ADR              752344309      239    10000 SH       SOLE                    10000        0        0
RELIANT ENERGY INC             COM              75952B105      406    20000 SH       SOLE                    20000        0        0
REVLON INC                     CL A             761525500     3531  3300000 SH       SOLE                  3300000        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     3090   200000 SH       SOLE                   200000        0        0
SOUTHERN UN CO NEW             COM              844030106      304    10000 SH       SOLE                    10000        0        0
SOUTHWEST AIRLS CO             COM              844741108      147    10000 SH       SOLE                    10000        0        0
SYMMETRY HLDGS INC             UNIT 99/99/9999  871545208     9950  1250000 SH       SOLE                  1250000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101    18078  1399230 SH       SOLE                  1399230        0        0